Inventories, Net - Schedule of Inventories, Net of Allowances (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories, Net of Allowances [Abstract]
Raw materials	$ 6,017	$ 8,747
Work-in-progress	2,602	2,285
Finished goods	843	1,097
Total inventories	$ 9,462	$ 12,129